Organization and principal activities - Schedule of Condensed Consolidated Statements of Operation Data for the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investments in and Advances to Affiliates
Others, net	¥ 37,481	$ 5,360	¥ 42,496	¥ 81,258
Loss before income tax expenses	(97,090)	(13,885)	(34,455)	(191,304)
Income tax expenses	(12,806)	(1,831)	(13,500)	(13,215)
Share of loss in equity method investments, net of income taxes	(2,695)	(385)	0	0
Net loss attributable to HUYA Inc.	(112,591)	$ (16,101)	(47,955)	(204,519)
Variable Interest Entity (VIE)
Investments in and Advances to Affiliates
Total cost and expenses	5,963,899		5,732,001	6,746,390
Others, net	(103,820)		(97,675)	(94,625)
Loss before income tax expenses	(90,609)		(104,121)	(154,982)
Income tax expenses	(299)		(253)
Share of loss in equity method investments, net of income taxes	(2,695)
Net loss attributable to HUYA Inc.	(93,603)		(104,374)	(154,982)
Variable Interest Entity (VIE) | Third-party
Investments in and Advances to Affiliates
Revenues	5,957,570		5,719,359	¥ 6,686,033
Variable Interest Entity (VIE) | Inter-company
Investments in and Advances to Affiliates
Revenues	¥ 19,540		¥ 6,196